GROUP ENTITIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Frontline Management (Bermuda) Ltd
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontline Corporate Services Ltd
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontline Management AS
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontline 2012 Ltd.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontline Chartering Services Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontline Shipping Singapore Pte Ltd.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontfleet Ltd
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontfleet II Ltd
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Thor Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Odin Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Loki Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Njord Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Ull Inc
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Idun Inc
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front King Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Queen Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Sovereign Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Monarch Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Eminence Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Endurance Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Duke Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Brage Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Balder Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Challenger Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Crown Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Coral Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Crystal II Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Classic Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Clipper Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Cosmos Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Cascade Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Duchess Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Sea Hull L0037 Corp.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Sea Hull L0044 Corp.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Sea Hull L0045 Corp.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Sea Hull L0046 Corp.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Cheetah Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Cougar Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Aphrodite Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Athena Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Hebe Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Hera Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Altair Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Antares Inc
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Vega Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Sirius Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Castor Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Pollux Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Capella Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Polaris Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Earl Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Empire Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Prince I Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Princess I Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Defender Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Discovery Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Cruiser Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Dynamic I Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Favour Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Feature Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Future Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Fusion Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XXXVI LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XXXIX LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XL LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLI LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLII LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLIII LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLIV LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLV LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLVI LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
White Flag Ventures XLVII LLC
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3240 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3241 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3283 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3284 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3285 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Hull 3286 Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Driva Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Front Nausta Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%
Frontfleet Chartering Inc.
Disclosure of subsidiaries [line items]
Ownership and Voting Percentage	100.00%	100.00%	100.00%